Note 24 - Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	2017	2016
Non-current portion of term loan facility	-	1,577
Current portion of term loan facility	1,486	1,410
Total	1,486	2,987